Expense Example, No Redemption - Invesco Balanced-Risk Commodity Strategy Fund	Mar. 12, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 693
Expense Example, No Redemption, 3 Years	1,007
Expense Example, No Redemption, 5 Years	1,343
Expense Example, No Redemption, 10 Years	2,289
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	227
Expense Example, No Redemption, 3 Years	713
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	2,443
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	561
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	2,111
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	1,562
CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	606
Expense Example, No Redemption, 10 Years	1,346
CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	$ 1,266